Structured Entities - Parenthetical Information Note 40 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Structured Entities [Abstract]
Outstanding loan commitments to securitization vehicles	€ 0	€ 3
Notional value of liquidity facilities and guarantees provided to consolidated funds	7,238	11,300
Notional related to positive replacement values of derivatives to unconsolidated structured entities	326,611	145,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	1,145,912	644,000
Notional related to off balance sheet commitments to unconsolidated structured entities	29,383	27,000
Total trading assets	21,349	24,200
thereof [Abstract]
Securitizations	5,130	6,200
Funds structured entities	12,379	15,000
Loans consisting of investments in securitization tranches and financing to Third party funding entities	74,080	76,700
Other assets primarily consisting of prime brokerage receivables and cash margin balances	21,502	20,700
Gross revenues from sponsored entities where the Group did not hold an interest	56	(86)
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	2,105	5,180
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 26	€ 20